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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02424

                        Van Kampen Strategic Growth Fund
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


                   522 Fifth Avenue, New York, New York 10036
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                                 Jerry W. Miller
                   522 Fifth Avenue, New York, New York 10036
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                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 8/31

Date of reporting period: 5/31/08


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Item 1.  Schedule of Investments.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:


VAN KAMPEN STRATEGIC GROWTH FUND
PORTFOLIO OF INVESTMENTS - MAY 31, 2008 (UNAUDITED)

                                                      NUMBER OF
DESCRIPTION                                            SHARES          VALUE
-----------                                          ----------   --------------
COMMON AND PREFERRED STOCKS 94.7%
AIR FREIGHT & LOGISTICS 3.3%
C.H. Robinson Worldwide, Inc.                         1,076,972   $   69,464,694
Expeditors International of Washington, Inc.            951,493       44,796,290
                                                                  --------------
                                                                     114,260,984
                                                                  --------------
APPAREL, ACCESSORIES & LUXURY GOODS 1.5%
Coach, Inc. (a)                                       1,391,423       50,508,655
                                                                  --------------
APPAREL RETAIL 1.6%
Abercrombie & Fitch Co. Class A                         740,778       53,780,483
                                                                  --------------
CASINOS & GAMING 3.5%
Wynn Resorts Ltd.                                     1,197,840      119,819,935
                                                                  --------------
COMMUNICATIONS EQUIPMENT 4.4%
Research In Motion Ltd. (Canada) (a)                  1,094,558      152,001,269
                                                                  --------------
COMPUTER HARDWARE 2.7%
Apple, Inc. (a)                                         496,609       93,734,949
                                                                  --------------
CONSTRUCTION MATERIALS 3.2%
Cemex, SAB de CV - ADR (Mexico) (a)                   2,234,041       63,536,126
Martin Marietta Materials, Inc.                         396,767       46,298,741
                                                                  --------------
                                                                     109,834,867
                                                                  --------------
CONSUMER FINANCE 4.3%
American Express Co.                                  1,591,294       73,756,477
Redecard SA (Brazil)                                  3,453,884       74,322,742
                                                                  --------------
                                                                     148,079,219
                                                                  --------------
DATA PROCESSING & OUTSOURCED SERVICES 4.0%
MasterCard, Inc., Class A                               344,157      106,224,058
Visa, Inc., Class A                                     371,444       32,077,904
                                                                  --------------
                                                                     138,301,962
                                                                  --------------

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
DEPARTMENT STORES 0.9%
Sears Holdings Corp. (a)                                381,377       32,310,259
                                                                  --------------
DISTRIBUTORS 1.6%
Li & Fung Ltd. (Bermuda)                             14,384,000       54,373,839
                                                                  --------------
DIVERSIFIED COMMERCIAL & PROFESSIONAL
   SERVICES 0.9%
Corporate Executive Board Co.                           675,303       30,503,437
                                                                  --------------
ELECTRICAL COMPONENTS & EQUIPMENT 0.9%
First Solar, Inc. (a)                                   112,985       30,228,007
                                                                  --------------
FERTILIZERS & AGRICULTURAL CHEMICALS 7.6%
Monsanto Co.                                          2,042,645      260,232,973
                                                                  --------------
HEALTH CARE EQUIPMENT 0.5%
Gen-Probe, Inc. (a)                                     330,359       18,810,641
                                                                  --------------
HOTELS, RESORTS & CRUISE LINES 1.2%
Starwood Hotels & Resorts Worldwide, Inc.               819,347       39,656,395
                                                                  --------------
HUMAN RESOURCE & EMPLOYMENT SERVICES 0.6%
Monster Worldwide, Inc. (a)                             894,020       22,073,354
                                                                  --------------
INTERNET RETAIL 5.0%
Amazon.com, Inc. (a)                                  2,088,617      170,472,920
                                                                  --------------
INTERNET SOFTWARE & SERVICES 12.6%
Baidu.com, Inc. - ADR (Cayman Islands) (a)              157,066       54,197,194
eBay, Inc. (a)                                        3,924,411      117,771,574
Google, Inc., Class A (a)                               337,790      197,877,382
Tencent Holdings Ltd. (Cayman Islands)                5,368,000       45,192,481
Yahoo!, Inc. (a)                                        651,868       17,443,987
                                                                  --------------
                                                                     432,482,618
                                                                  --------------
LIFE SCIENCES TOOLS & SERVICES 1.4%
Illumina, Inc. (a)                                      602,250       47,264,580
                                                                  --------------
MARINE PORTS & SERVICES 0.9%
China Merchants Holdings International Co., Ltd.
   (Hong Kong)                                        7,020,000       30,269,865
                                                                  --------------

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
MULTI-LINE INSURANCE 2.0%
Loews Corp.                                           1,400,311       69,413,416
                                                                  --------------
MULTI-SECTOR HOLDINGS 3.0%
Leucadia National Corp.                               1,914,755      103,971,197
                                                                  --------------
OIL & GAS EXPLORATION & PRODUCTION 7.8%
Southwestern Energy Co. (a)                           1,750,215       77,604,533
Ultra Petroleum Corp. (Canada) (a)                    2,175,524      189,205,322
                                                                  --------------
                                                                     266,809,855
                                                                  --------------
PHARMACEUTICALS 1.1%
Allergan, Inc.                                          659,595       38,005,864
                                                                  --------------
PROPERTY & CASUALTY INSURANCE 2.2%
Berkshire Hathaway, Inc., Class B (a)                    16,559       74,482,382
                                                                  --------------
REAL ESTATE MANAGEMENT & DEVELOPMENT 4.7%
Brookfield Asset Management, Inc., Class A
   (Canada)                                           4,372,586      160,911,165
                                                                  --------------
RESTAURANTS 1.9%
Starbucks Corp. (a)                                   3,541,710       64,423,705
                                                                  --------------
SPECIALIZED FINANCE 4.2%
BM&F (Brazil)-preferred stock                           409,761        4,321,425
Bovespa Holding SA (Brazil)                           6,256,446      103,088,074
CME Group, Inc.                                          84,518       36,368,096
                                                                  --------------
                                                                     143,777,595
                                                                  --------------
STEEL 0.9%
Nucor Corp.                                             421,951       31,561,935
                                                                  --------------
SYSTEMS SOFTWARE 1.0%
VMware, Inc., Class A (a)                               518,851       35,629,498
                                                                  --------------
WIRELESS TELECOMMUNICATION SERVICES 3.3%
America Movil, SA de CV, Ser L - ADR (Mexico)         1,180,537       70,560,697
China Mobile Ltd. - ADR (Hong Kong)                     591,318       43,633,355
                                                                  --------------
                                                                     114,194,052
                                                                  --------------

TOTAL LONG-TERM INVESTMENTS 94.7%
   (Cost $3,145,604,430)                                           3,252,181,875
                                                                  --------------
REPURCHASE AGREEMENTS 6.3%
Banc of America Securities ($64,506,135 par
   collateralized by U.S. Government obligations
   in a pooled cash account, interest rate of
   2.28%, dated 05/30/08, to be sold on 06/02/08
   at $64,518,391)                                                    64,506,135
Citigroup Global Markets, Inc. ($64,506,135 par
   collateralized by U.S. Government obligations
   in a pooled cash account, interest rate of
   2.25%, dated 05/30/08, to be sold on 06/02/08
   at $64,518,230)                                                    64,506,135
JPMorgan Chase & Co. ($19,351,841 par
   collateralized by U.S. Government obligations
   in a pooled cash account, interest rate of
   2.20%, dated 05/30/08, to be sold on 06/02/08
   at $19,355,388)                                                    19,351,841
State Street Bank & Trust Co. ($67,759,889 par
   collateralized by U.S. Government obligations
   in a pooled cash account, interest rate of
   1.88%, dated 05/30/08, to be sold on 06/02/08
   at $67,770,505)                                                    67,759,889
                                                                  --------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $216,124,000)                                               216,124,000
                                                                  --------------
TOTAL INVESTMENTS 101.0%
   (Cost $3,361,728,430)                                           3,468,305,875
LIABILITIES IN EXCESS OF OTHER ASSETS (1.0%)                         (34,096,254)
                                                                  --------------
NET ASSETS 100.0%                                                 $3,434,209,621
                                                                  --------------

Percentages are calculated as a percentage of net assets.

(a) Non-income producing security as this stock currently does not declare income dividends.

ADR - American Depositary Receipt
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Item 2.  Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 3.  Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.


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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen Strategic Growth Fund

By: /s/ Jerry W. Miller
    -------------------
Name: Jerry W. Miller
Title: Principal Executive Officer
Date: July 17, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Jerry W. Miller
    -------------------
Name: Jerry W. Miller
Title: Principal Executive Officer
Date: July 17, 2008

By: /s/ Stuart N. Schuldt
    -------------------
Name: Stuart N. Schuldt
Title: Principal Financial Officer
Date: July 17, 2008